Business Segments - Segment information (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Segment Information
Net sales	$ 7,298	$ 7,712	$ 7,686	$ 7,578	$ 7,719	$ 8,137	$ 8,134	$ 7,831	$ 30,274	$ 31,821	$ 30,871
Operating Income									6,946	7,135	6,666
Assets	32,718				31,209				32,718	31,209	33,304
Depreciation and amortization									1,435	1,408	1,371
Capital expenditures									1,461	1,493	1,665
Business Segments | Industrial
Business Segment Information
Net sales									10,295	10,985	10,653
Operating Income									2,256	2,381	2,301
Assets	9,230				8,536				9,230	8,536	8,860
Depreciation and amortization									374	383	373
Capital expenditures									317	395	511
Business Segments | Safety and Graphics
Business Segment Information
Net sales									5,515	5,732	5,584
Operating Income									1,305	1,296	1,227
Assets	7,564				4,939				7,564	4,939	5,122
Depreciation and amortization									245	234	255
Capital expenditures									199	221	207
Business Segments | Health Care
Business Segment Information
Net sales									5,420	5,572	5,334
Operating Income									1,724	1,724	1,672
Assets	4,403				4,344				4,403	4,344	4,329
Depreciation and amortization									179	181	171
Capital expenditures									168	169	120
Business Segments | Electronics and Energy
Business Segment Information
Net sales									5,253	5,608	5,397
Operating Income									1,109	1,122	961
Assets	4,788				5,088				4,788	5,088	5,309
Depreciation and amortization									291	271	260
Capital expenditures									211	232	261
Business Segments | Consumer
Business Segment Information
Net sales									4,422	4,523	4,435
Operating Income									1,046	995	945
Assets	2,393				2,434				2,393	2,434	2,516
Depreciation and amortization									108	108	106
Capital expenditures									124	111	128
Corporate and Unallocated
Business Segment Information
Net sales									1	5	8
Operating Income									(355)	(250)	(322)
Assets	$ 4,340				$ 5,868				4,340	5,868	7,168
Depreciation and amortization									238	231	206
Capital expenditures									442	365	438
Elimination of Dual Credit
Business Segment Information
Net sales									(632)	(604)	(540)
Operating Income									$ (139)	$ (133)	$ (118)